Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Government Income Trust
Entity Central Index Key	0000357052
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000024569
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Income Fund
Class Name	Institutional Shares
Trading Symbol	FICMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Income Fund (the "Fund") for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Mortgage Backed Securities Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks current income by investing primarily in fixed-income securities issued by or guaranteed by the U.S. government and its agencies and instrumentalities.

Top Contributors to Performance

  Duration was a positive contributor to relative performance as the Fund had a longer-than-neutral duration as interest rates fell.

  Sector allocation was a positive contributor to relative performance as the Fund employed a strategy of using mortgage dollar roll transactions in combination with collateralized mortgage floating rate securities to gain additional exposure to the mortgage-backed securities market, which performed well.

  U.S. Treasury futures contracts, a type of derivative instrument, were a positive contributor to relative Fund performance.

Top Detractors from Performance

  Security selection was a negative contributor to relative Fund performance as the specific mortgage securities the Fund owned underperformed the Index securities.

  Yield curve exposure was a small detractor to relative Fund performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Mortgage Backed Securities Index
1/31/2016	$10,000	$10,000	$10,000
1/31/2017	$10,002	$10,145	$10,034
1/31/2018	$10,080	$10,363	$10,165
1/31/2019	$10,333	$10,597	$10,470
1/31/2020	$10,921	$11,619	$11,124
1/31/2021	$11,328	$12,167	$11,484
1/31/2022	$10,980	$11,806	$11,187
1/31/2023	$10,155	$10,819	$10,344
1/31/2024	$10,180	$11,046	$10,471
1/31/2025	$10,317	$11,274	$10,700
1/31/2026	$11,182	$12,047	$11,607

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	8.38%	(0.26)%	1.12%
Bloomberg US Aggregate Bond Index	6.85%	(0.20)%	1.88%
Bloomberg US Mortgage Backed Securities Index	8.47%	0.21%	1.50%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 150,200,046
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 303,961
InvestmentCompanyPortfolioTurnover	292.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Net Assets$150,200,046
  Number of Investments94
  Portfolio Turnover292%
  Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)22%
  Total Advisory Fees Paid$303,961

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	8.7%
U.S. Government Agency Mortgage-Backed Securities	118.8%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 3, 2026, Todd A. Abraham, CFA, will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund. The other members of the management team continue to manage the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024570
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Income Fund
Class Name	Service Shares
Trading Symbol	FITSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Income Fund (the "Fund") for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$86	0.83%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Mortgage Backed Securities Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks current income by investing primarily in fixed-income securities issued by or guaranteed by the U.S. government and its agencies and instrumentalities.

Top Contributors to Performance

  Duration was a positive contributor to relative performance as the Fund had a longer-than-neutral duration as interest rates fell.

  Sector allocation was a positive contributor to relative performance as the Fund employed a strategy of using mortgage dollar roll transactions in combination with collateralized mortgage floating rate securities to gain additional exposure to the mortgage-backed securities market, which performed well.

  U.S. Treasury futures contracts, a type of derivative instrument, were a positive contributor to relative Fund performance.

Top Detractors from Performance

  Security selection was a negative contributor to relative Fund performance as the specific mortgage securities the Fund owned underperformed the Index securities.

  Yield curve exposure was a small detractor to relative Fund performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Service Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Mortgage Backed Securities Index
1/31/2016	$10,000	$10,000	$10,000
1/31/2017	$9,982	$10,145	$10,034
1/31/2018	$10,040	$10,363	$10,165
1/31/2019	$10,271	$10,597	$10,470
1/31/2020	$10,834	$11,619	$11,124
1/31/2021	$11,216	$12,167	$11,484
1/31/2022	$10,852	$11,806	$11,187
1/31/2023	$10,016	$10,819	$10,344
1/31/2024	$10,009	$11,046	$10,471
1/31/2025	$10,136	$11,274	$10,700
1/31/2026	$10,964	$12,047	$11,607

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Service Shares	8.18%	(0.45)%	0.92%
Bloomberg US Aggregate Bond Index	6.85%	(0.20)%	1.88%
Bloomberg US Mortgage Backed Securities Index	8.47%	0.21%	1.50%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 150,200,046
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 303,961
InvestmentCompanyPortfolioTurnover	292.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Net Assets$150,200,046
  Number of Investments94
  Portfolio Turnover292%
  Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)22%
  Total Advisory Fees Paid$303,961

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	8.7%
U.S. Government Agency Mortgage-Backed Securities	118.8%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 3, 2026, Todd A. Abraham, CFA, will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund. The other members of the management team continue to manage the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation